Schedule of Selling expenses (Details) - Selling Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services	$ (1,022)	$ (1,000)	$ (2,048)	$ (1,948)
Depreciation, depletion and amortization	(154)	(217)	(304)	(417)
Allowance for expected credit losses	4	(6)	(17)	(14)
Employee compensation	(28)	(24)	(52)	(46)
Total	$ (1,200)	$ (1,247)	$ (2,421)	$ (2,425)